Countervailing ("CVD") and antidumping ("ADD") duty dispute (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of antidumping duty dispute rates
The respective Cash Deposit Rates, the AR POI Final Rate, and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI
April 28, 2017 - August 24, 2017[1]	24.12%	6.76%	[3]
August 25, 2017 - December 27, 2017[1]	—	—
December 28, 2017 - December 31, 2017[2]	17.99%	6.76%	[3]
January 1, 2018 - December 31, 2018	17.99%	7.57%	[3]
AR2 POI
January 1, 2019 - December 31, 2019	17.99%	5.08%	[5]
AR3 POI
January 1, 2020 - November 30, 2020	17.99%	n/a	[6]
December 1, 2020 - December 31, 2020[4]	7.57%	n/a	[6]
AR4 POI
January 1, 2021 - December 1, 2021	7.57%	n/a	[7]
December 2, 2021 - December 31, 2021[8]	5.06%	n/a	[7]
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the Revised Rate.
2.On December 4, 2017, the USDOC revised our CVD Cash Deposit Rate effective December 28, 2017.
3.On February 3, 2020, the USDOC issued a preliminary CVD rate and, on November 24, 2020, a final CVD rate for the AR1 POI. This table only reflects the final rate.
4.On November 24, 2020, the USDOC revised our CVD Cash Deposit Rate effective December 1, 2020.
5.On May 20, 2021, the USDOC issued a preliminary CVD rate and, on November 24, 2021, a final CVD rate for the AR2 POI. Following year-end, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
6.The CVD rate for the AR3 POI will be adjusted when AR3 is complete, and the USDOC finalizes the rate, which is not expected until 2022.
7.The CVD rate for the AR4 POI will be adjusted when AR4 is complete, and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our CVD Cash Deposit Rate effective December 2, 2021. Following year-end, the USDOC amended the CVD cash deposit rate for ministerial errors from 5.06% to 5.08%, effective January 10, 2022.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate		West Fraser Estimated Rate
AR1 POI
June 30, 2017 - December 3, 2017[1]	6.76%	1.40%	[3]	1.46%
December 4, 2017 - December 31, 2017[2]	5.57%	1.40%	[3]	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	[3]	1.46%
AR2 POI
January 1, 2019 - December 31, 2019	5.57%	6.06%	[5]	4.65%
AR3 POI
January 1, 2020 - November 29, 2020	5.57%	n/a	[6]	3.40%
November 30, 2020 - December 31, 2020[4]	1.40%	n/a	[6]	3.40%
AR4 POI
January 1, 2021 - December 1, 2021	1.40%	n/a	[7]	6.80%
December 2, 2021 - December 31, 2021[8]	6.06%	n/a	[7]	6.80%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On December 4, 2017, the USDOC revised our ADD Cash Deposit Rate effective December 4, 2017.
3.On February 3, 2020, the USDOC issued a preliminary ADD Rate and, on November 24, 2020, a final ADD rate for the AR1 POI. This table only reflects the final rate.
4.On November 24, 2020, the USDOC revised our ADD Cash Deposit Rate effective November 30, 2020
5.On May 20, 2021, the USDOC issued a preliminary ADD rate and, on November 24, 2021, a final ADD rate for the AR2 POI. This table only reflects the final rate.
6.The ADD rate for the AR3 POI will be adjusted when AR3 is complete, and the USDOC finalizes the rate, which is not expected until 2022.
7.The ADD rate for the AR4 POI will be adjusted when AR4 is complete, and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our ADD Cash Deposit Rate effective December 2, 2021.

Impact on results
The following table reconciles our cash deposits paid during the period to the amount recorded in our earnings statement:

		Currency remeasurement
($ millions)	2021	2020
Cash deposits paid[1]	$(132)	$(161)
Adjust to West Fraser Estimated ADD rate[2]	(69)	9
Effective duty expense for period[3]	(201)	(152)
Duty recovery attributable to AR1[4]	—	95
Duty recovery attributable to AR2[5]	55	—
Duty expense	(146)	(57)
Interest income on duty deposits attributable to West Fraser Estimated rate adjustments	2	2
Interest income on the AR1 and AR2 duty deposits receivable	7	11
Interest income on duty deposits	$9	$13
1.Represents combined CVD and ADD cash deposit rate of 23.56% from January 1 to November 29, 2020, 19.39% on November 30, 2020, 8.97% from December 1, 2020 to December 1, 2021, and 11.12% from December 2 to December 31, 2021.
2.Represents adjustment to West Fraser Estimated ADD rate of 6.80% for 2021 and 3.40% for 2020.
3.The total represents the combined CVD cash deposit rate and West Fraser Estimated ADD rate of 21.39% from January 1 to November 30, 2020, 10.97% from December 1 to December 31, 2020, 14.37% for January 1 to December 1, 2021, and 11.86% for December 2 to December 31, 2021.
4.$95 million represents the duty recovery attributable to the finalization of AR1 duty rates for the 2017 and 2018 POI.
5.$55 million represents the duty recovery attributable to the finalization of AR2 duty rates for the 2019 POI.

Impact on balance sheet
Export duty deposits receivable is represented by:

		Currency remeasurement
Export duty deposits receivable	2021	2020
Beginning of year	$178	$61
Export duties recognized as duty deposits receivable	55	104
Interest recognized on duty deposits receivable	9	13
End of year	$242	$178
Export duties payable is represented by:

Export duties payable	2021
Beginning of year	$—
Export duties payable related to AR4	(69)
End of year	$(69)